Components of Integration and Merger-Related Costs and Special Items (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Special Charges [Line Items]
Merger-related costs											$ 144
Salary and severance-related											249
Integration-related costs	408	60	137	134	170	123	145	79	739	517	171
Total Merger Cost, Total											564
Labor agreement costs	21	454							475
Termination of maintenance service contract					58					58		104
Aircraft impairments											136
Voluntary severance and benefits			76	49					125
Goodwill impairment credit											(64)
Intangible asset impairment	24			6	4				30	4	29
Other					19					13	4
Gains on sale of assets and other special charges, net									(46)
Total					$ 249	$ 120	$ 39	$ 77	$ 1,323	$ 592	$ 669